Earnings per share -Schedule of basic and diluted earnings per share (Detail) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Earnings per share [abstract]
Profit for the year, net	$ 396,955	$ 269,535	$ 50,650
Weighted average number of ordinary shares	93,679,904	87,862,531	88,242,621
Basic earnings per share	$ 4.237	$ 3.068	$ 0.574
Profit for the year, net	$ 396,955	$ 269,535	$ 50,650
Weighted average number of ordinary shares	99,232,919	97,830,538	93,273,978
Diluted earnings per share	$ 4	$ 2.755	$ 0.543